Derivative Financial Instruments - Observable Inputs (Details) - Level 2 - Exchange/prepayment options - Financial liabilities at fair value through profit or loss	Dec. 31, 2021	Dec. 31, 2020
Risk-free rate
Disclosure of detailed information about financial instruments [line items]
Significant observable input	0.0125	0.0040
Implied volatility
Disclosure of detailed information about financial instruments [line items]
Significant observable input	0.2532	0.3178
Dividend yield
Disclosure of detailed information about financial instruments [line items]
Significant observable input	0.0152	0.0245